COMMON SHARES - Options (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
Number of Options
Outstanding at the beginning of the period (in shares)	6,475,000	7,436,000	7,436,000
Cancelled (in shares)	(6,475,000)
Issued (in shares)	5,889,000
Exercised (in shares)	(1,244,000)	(363,000)
Options forfeited/expired (in shares)	(171,000)	(598,000)
Outstanding at the end of the period (in shares)	4,474,000	6,475,000	4,474,000
Options Exercisable (in shares)	3,169,000	4,975,000	3,169,000
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share)	$ 62.54	$ 62.36	$ 62.36
Cancelled (in Canadian dollars per share)	62.54
Issued (in Canadian dollars per share)	59.72
Exercised (in Canadian dollars per share)	54.49	56.85
Options forfeited/expired (in Canadian dollars per share)	72.17	63.70
Outstanding at the end of the period (in Canadian dollars per share)	60.69	62.54	60.69
Options Exercisable at December 31, 2020 (in Canadian dollars per share)	$ 62.50	$ 63.54	$ 62.50
Weighted Average Remaining Contractual Life
Options Outstanding at December 31, 2024	3 years 7 months 6 days	3 years 6 months
Options Exercisable at December 31, 2024	3 years 1 month 6 days	3 years
Number of shares available for grant (in shares)	3,621,343		3,621,343
Options expiration term			7 years
Award vesting period			3 years